Supplemental disclosure on the consolidated statments of cash flows - Cash and due from banks, and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information
Cash and due from banks	$ 484,859	$ 361,705	$ 353,936
Restricted cash and due from banks	6,206	26,606	40,099
Restricted cash in money market investments	6,029	6,012	9,216
Total cash and due from banks, and restricted cash shown in the statement of cash flow	$ 497,094	$ 394,323	$ 403,251	$ 412,629